Equity Instruments (Details 4) - $ / shares	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Number of Warrants Outstanding
Number of Warrants Outstanding, Beginning Balance	8,553	8,553
Granted in fiscal 2015		0
Share Based Compensation Share Warrants Expired		0
Warrants issued to placement agents for convertible promissory notes	22,254
Number of Warrants Outstanding, Ending Balance	2,201,627	8,553	8,553
Warrants issued to investors in connection with the registered offering	1,733,322
Warrants issued to placement agents for convertible promissory notes	22,564
Warrants issued to placement agents for the registered offering	109,375
aWarrants issued to convertible note holders who converted May 5, 2016	305,559
Warrants, Weighted Average Exercise Price
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 54.36	$ 54.36
Granted in fiscal 2015		0
Expired in fiscal 2015		0
Warrants issued to placement agents for convertible promissory notes	7.8
Weighted Average Exercise Price, Outstanding Ending Balance	6.19	$ 54.36	$ 54.36
Warrants issued to investors in connection with the registered offering	6.00
Warrants issued to placement agents for convertible promissory notes	4.80
Warrants issued to placement agents for the registered offering	6.00
Warrants issued to convertible note holders who converted May 5, 2016	$ 6.00
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life, Warrants Outstanding (in years)	4 years 8 months 16 days	2 years 11 months 1 day	3 years 11 months 1 day